                                                 PROSPECTUS -  NOVEMBER 29, 1999

Morgan Stanley Dean Witter
                                                                   FUND OF FUNDS
                                  DOMESTIC PORTFOLIO AND INTERNATIONAL PORTFOLIO

[COVER PHOTO]

                          A MUTUAL FUND THAT CONSISTS OF TWO SEPARATE PORTFOLIOS
                                  THE DOMESTIC PORTFOLIO SEEKS TO MAXIMIZE TOTAL
                             INVESTMENT RETURN THE INTERNATIONAL PORTFOLIO SEEKS
                                                  LONG-TERM CAPITAL APPRECIATION

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                           Overview............................                   1
                                   The Domestic Portfolio..............                   1
                                     Investment Objective..............                   1
                                     Principal Investment Strategies...                   1
                                     Principal Risks...................                  11
                                     Past Performance..................                  15
                                     Fees and Expenses.................                  16
                                     Additional Risk Information.......                  18
                                   The International Portfolio.........                  21
                                     Investment Objective..............                  21
                                     Principal Investment Strategies...                  21
                                     Principal Risks...................                  24
                                     Past Performance..................                  28
                                     Fees and Expenses.................                  29
                                     Additional Risk Information.......                  30
                                   Fund Management.....................                  33

Shareholder Information            Pricing Portfolio Shares............                  35
                                   How to Buy Shares...................                  35
                                   How to Exchange Shares..............                  36
                                   How to Sell Shares..................                  38
                                   Distributions.......................                  40
                                   Tax Consequences....................                  40
                                   Share Class Arrangements............                  41

Financial Highlights               ....................................                  49

Our Family of Funds                ....................................   Inside Back Cover

                                   THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE
                                   FUND.
                                   PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE
                                   REFERENCE.

[Sidebar]
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

OVERVIEW

                    Morgan Stanley Dean Witter Fund of Funds (the "Fund") is an open-end, non-diversified mutual fund that consists of two separate portfolios (each, a "Portfolio") --

                        Domestic Portfolio
                        International Portfolio

                    Each Portfolio invests primarily in shares of other Morgan Stanley Dean Witter Funds (the "Underlying Funds"). Beginning on the next page is a summary of each Portfolio.

THE DOMESTIC PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Domestic Portfolio seeks to maximize total investment return.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Domestic Portfolio normally invests at least 65% of its total assets in shares of the Underlying Funds described below. These Underlying Funds are intended to give the Portfolio broad exposure to the U.S. equity and fixed-income markets. At any time the Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., may add or substitute Underlying Funds in which the Portfolio may invest. In deciding how to allocate the Portfolio's assets among the selected Underlying Funds, the Investment Manager considers its outlook for the U.S. economy and financial markets, and the relative market valuations of the Underlying Funds. The Portfolio normally expects to invest between 50%-100% of its assets in Underlying Funds which invest primarily in equity securities and between 0%-50% of its assets in Underlying Funds which invest primarily in fixed-income securities. There are no minimum or maximum percentages in which the Portfolio must invest in any Underlying Fund.

                    THE UNDERLYING MORGAN STANLEY DEAN WITTER FUNDS

                    The following is a brief summary of the investment objectives and principal investment strategies of the Underlying Funds that the Investment Manager presently considers for investment. The Portfolio's Investment Manager also serves as the Investment Manager to each of the Underlying Funds. For a complete description of an Underlying Fund, please see its prospectus, which is available free of charge by calling (877) 937-MSDW (toll-free).

                    ------------------------------------------------------------
                    AGGRESSIVE EQUITY FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Capital growth.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and other equity securities (which may
                                                                   include convertible securities) of U.S. or foreign
                                                                   companies that (i) are covered by Morgan Stanley
                                                                   Dean Witter Equity Research and (ii) offer the
                                                                   potential for superior earnings growth in the
                                                                   opinion of the fund's Investment Manager. The
                                                                   Investment Manager utilizes a process, known as
                                                                   sector rotation, that emphasizes industry selection
                                                                   over individual company selection. In addition, the
                                                                   fund may invest in foreign securities, equity
                                                                   securities that are not covered by Equity Research,
                                                                   fixed-income securities, and options and futures.

                    ------------------------------------------------------------
                    AMERICAN OPPORTUNITIES FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital growth consistent with an effort
                                                                   to reduce volatility.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   a diversified portfolio of common stocks. The fund's
                                                                   Investment Manager invests in companies that it
                                                                   believes have earnings growth potential. The
                                                                   Investment Manager utilizes a process, known as
                                                                   sector rotation, that emphasizes industry selection
                                                                   over individual company selection. In addition, the
                                                                   fund may invest in convertible debt and preferred
                                                                   securities, fixed-income securities such as U.S.
                                                                   government securities and investment grade corporate
                                                                   debt securities, and foreign securities.

                    ------------------------------------------------------------
                    CAPITAL GROWTH SECURITIES
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital growth.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks. The fund's Investment Manager
                                                                   currently utilizes a two-stage computerized
                                                                   screening process designed to find companies that
                                                                   have demonstrated a history of consistent growth in
                                                                   earnings and revenues over the past several years,
                                                                   and that have solid future earnings growth
                                                                   characteristics and attractive valuations. In
                                                                   addition, the fund may invest in U.S. government
                                                                   securities, investment grade fixed-income
                                                                   securities, preferred securities, convertible
                                                                   securities, real estate investment trusts known as
                                                                   "REITs" and foreign securities.

                    ------------------------------------------------------------
                    COMPETITIVE EDGE FUND -- "BEST IDEAS" PORTFOLIO
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital growth.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 80% of its assets in
                                                                   common stock including depository receipts of
                                                                   companies included in the "Best Ideas" subgroup of
                                                                   "Global Investing: The Competitive Edge List," a
                                                                   research compilation assembled by Morgan Stanley
                                                                   Dean Witter Equity Research -- or such supplemental
                                                                   companies as selected by the fund's Investment
                                                                   Manager. This subgroup consists of approximately 40
                                                                   companies (including foreign companies) that Equity
                                                                   Research believes have a long-term sustainable
                                                                   competitive advantage in the global arena. In
                                                                   addition, the fund may at times purchase securities
                                                                   that are not included on the Competitive Edge "Best
                                                                   Ideas" List.

                    ------------------------------------------------------------
                    CONVERTIBLE SECURITIES TRUST
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                High total return through a combination of current
                                                                   income and capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   convertible securities. The fund's convertible
                                                                   securities may include lower rated fixed-income
                                                                   securities commonly known as "junk bonds," and
                                                                   "enhanced" and "synthetic" convertible securities.
                                                                   In selecting fund investments, the fund's Investment
                                                                   Manager considers market, economic and political
                                                                   conditions. In addition, the fund may invest in
                                                                   common stocks directly, non-convertible fixed-
                                                                   income securities and foreign securities.

                    ------------------------------------------------------------
                    DEVELOPING GROWTH SECURITIES TRUST
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital growth.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and other equity securities of
                                                                   companies that the fund's Investment Manager
                                                                   believes have the potential to grow much more
                                                                   rapidly than the economy. The fund will invest
                                                                   primarily in smaller and medium-sized companies. In
                                                                   addition, the fund may invest in fixed-income
                                                                   securities issued or guaranteed by the United States
                                                                   government, its agencies or instrumentalities,
                                                                   investment grade debt securities, and foreign
                                                                   securities.

                    ------------------------------------------------------------
                    DIVIDEND GROWTH SECURITIES INC.
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Reasonable current income and long-term growth of
                                                                   income and capital.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 70% of its total assets in
                                                                   common stocks of companies with a record of paying
                                                                   dividends and the potential for increasing
                                                                   dividends. The fund's Investment Manager initially
                                                                   employs a quantitative screening process in an
                                                                   attempt to identify a number of common stocks which
                                                                   are undervalued and which have a record of paying
                                                                   dividends. The Investment Manager then applies a
                                                                   qualitative analysis to determine which stocks it
                                                                   believes have the potential to increase dividends.
                                                                   In addition, the fund may invest in fixed-income,
                                                                   convertible and foreign securities.

                    ------------------------------------------------------------
                    FINANCIAL SERVICES TRUST
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   a diversified portfolio of common stocks and other
                                                                   equity securities of companies engaged in financial
                                                                   services and related industries. The fund's
                                                                   Investment Manager seeks to identify companies which
                                                                   it believes show good appreciation prospects and
                                                                   value. In addition, the fund may invest in common
                                                                   stock and other equity securities of companies not
                                                                   in the financial services or related industries,
                                                                   fixed-income, convertible, U.S. government and
                                                                   foreign securities.

                    ------------------------------------------------------------
                    GROWTH FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term growth of capital.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and convertible securities primarily
                                                                   of companies having stock market values or
                                                                   capitalizations of at least $1 billion. The fund's
                                                                   "Sub-Advisor," Morgan Stanley Dean Witter Investment
                                                                   Management Inc., invests the fund's assets by
                                                                   pursuing an "equity growth" philosophy. That
                                                                   strategy involves a process that seeks to identify
                                                                   companies that exhibit strong or accelerating
                                                                   earnings growth. In addition, the fund may invest in
                                                                   foreign securities.

                    ------------------------------------------------------------
                    HEALTH SCIENCES TRUST
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks of health sciences companies that are
                                                                   located throughout the world. In deciding which
                                                                   securities to buy, hold or sell, the fund's
                                                                   Investment Manager invests in companies based on its
                                                                   view of business, economic and political conditions.
                                                                   In addition, the fund may invest in common stocks of
                                                                   non-health sciences companies, preferred stock and
                                                                   investment grade fixed-income securities.

                    ------------------------------------------------------------
                    HIGH YIELD SECURITIES INC.
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVES               High current income and, secondarily, capital
                                                                   appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   fixed-income securities (including zero coupon
                                                                   securities) rated lower than investment grade,
                                                                   commonly known as "junk bonds," or in non-rated
                                                                   securities considered by the fund's Investment
                                                                   Manager to be appropriate investments for the fund.
                                                                   In deciding which securities to buy, hold or sell,
                                                                   the Investment Manager considers an issuer's
                                                                   creditworthiness, economic developments, interest
                                                                   rate trends and other factors it deems relevant. In
                                                                   addition, the fund may invest in securities rated
                                                                   investment grade or higher (or, if not rated,
                                                                   determined to be of comparable quality) when the
                                                                   Investment Manager believes that such securities may
                                                                   produce attractive yields.

                    ------------------------------------------------------------
                    INCOME BUILDER FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVES               Reasonable income and, secondarily, growth of
                                                                   capital.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   income-producing equity securities, including common
                                                                   stock, preferred stock and convertible securities.
                                                                   The fund's Investment Manager uses a value-oriented
                                                                   style in the selection of securities. In addition,
                                                                   the fund may invest in fixed-income securities
                                                                   (which may include U.S. government securities, junk
                                                                   bonds and zero coupon securities), REITs and foreign
                                                                   securities.

                    ------------------------------------------------------------
                    INFORMATION FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and investment grade convertible
                                                                   securities of companies engaged in the
                                                                   communications and information industry that are
                                                                   located throughout the world. In addition, the fund
                                                                   may invest in investment grade fixed-income
                                                                   securities.

                    ------------------------------------------------------------
                    INTERMEDIATE INCOME SECURITIES
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                High current income consistent with safety of
                                                                   principal.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   intermediate term, investment grade fixed-income
                                                                   securities, including mortgage-backed and zero
                                                                   coupon securities. These securities may include
                                                                   corporate debt securities, preferred stocks, U.S.
                                                                   government securities, and U.S. dollar-denominated
                                                                   securities issued by foreign governments or
                                                                   corporations. In deciding which securities to buy,
                                                                   hold or sell, the fund's Investment Manager
                                                                   considers domestic and international economic
                                                                   developments, interest rate trends and other
                                                                   factors. The fund will normally maintain an average
                                                                   weighted maturity of between three to seven years.
                                                                   In addition, the fund may invest in fixed-income
                                                                   securities rated lower than investment grade.

                    ------------------------------------------------------------
                    MARKET LEADER TRUST
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term growth of capital.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and other equity securities (which may
                                                                   include foreign or convertible securities) of
                                                                   companies that the fund's Investment Manager
                                                                   believes are established market leaders in growing
                                                                   industries. The Investment Manager considers
                                                                   companies to be "market leaders" if they are
                                                                   nationally-known and have established a strong
                                                                   reputation for quality management, products and
                                                                   services in the United States and/or globally. In
                                                                   addition, the fund may invest in equity securities
                                                                   of other companies, corporate debt and U.S.
                                                                   government securities.

                    ------------------------------------------------------------
                    MID-CAP DIVIDEND GROWTH SECURITIES
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Total return.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   a diversified portfolio of common stocks and other
                                                                   equity securities of companies whose capitalization
                                                                   falls within the range of companies comprising the
                                                                   Standard & Poor's Mid-Cap 400 Index, that currently
                                                                   pay dividends and that have the potential for
                                                                   increasing dividends. In addition, the fund may
                                                                   invest in certain other common stocks, and fixed-
                                                                   income, convertible and foreign securities.

                    ------------------------------------------------------------
                    MID-CAP EQUITY TRUST
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and convertible securities of
                                                                   medium-sized companies with market capitalizations
                                                                   within the capitalization range of companies
                                                                   comprising the Standard & Poor's Mid-Cap 400 Index.
                                                                   The fund's "Sub-Advisor," TCW Funds
                                                                   Management, Inc., invests the fund's assets in
                                                                   companies that it believes exhibit superior earnings
                                                                   growth prospects and attractive stock market
                                                                   valuations. In addition, the fund may invest in
                                                                   equity securities of small capitalization and large
                                                                   capitalization companies, foreign securities and
                                                                   fixed-income securities.

                    ------------------------------------------------------------
                    NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Capital growth.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks of domestic and foreign companies
                                                                   engaged in natural resource and related businesses.
                                                                   In addition, the fund may invest in common stocks of
                                                                   companies not in the natural resource areas,
                                                                   investment grade corporate debt securities and U.S.
                                                                   government securities.

                    ------------------------------------------------------------
                    PRECIOUS METALS AND MINERALS TRUST
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and other securities of foreign and
                                                                   domestic companies principally engaged in the
                                                                   precious metals and minerals business. The fund also
                                                                   may invest a portion of its assets in gold, silver,
                                                                   platinum and palladium bullion and coins. In
                                                                   addition, the fund may invest in common stocks of
                                                                   companies that are not primarily engaged in the
                                                                   precious metals and minerals business and long-term
                                                                   U.S. government securities.

                    ------------------------------------------------------------
                    S&P 500 INDEX FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                To provide investment results that, before expenses,
                                                                   correspond to the total return of the Standard &
                                                                   Poor's-Registered Trademark- 500 Composite Stock
                                                                   Price Index.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 80% of its total assets in
                                                                   common stocks of companies included in the S&P 500
                                                                   Index. The Investment Manager "passively" manages
                                                                   the fund's assets by investing in common stocks in
                                                                   approximately the same proportion as they are
                                                                   represented in the Index. In addition, the fund may
                                                                   invest in stock index futures on the S&P 500 Index
                                                                   and Standard & Poor's Depository Receipts.

                    ------------------------------------------------------------
                    SHORT-TERM BOND FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                High current income consistent with the preservation
                                                                   of capital.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   bonds issued or guaranteed as to principal and
                                                                   interest by the U.S. government, its agencies or
                                                                   instrumentalities (which may include mortgage-
                                                                   backed and zero coupon securities), and investment
                                                                   grade corporate and other types of bonds. In
                                                                   selecting fund investments, the Investment Manager
                                                                   considers both domestic and international economic
                                                                   developments, interest rate trends and other factors
                                                                   and seeks to maintain an overall weighted average
                                                                   maturity for the fund of three years or less. In
                                                                   addition, the fund may invest in foreign,
                                                                   asset-backed and restricted securities, and junk
                                                                   bonds.

                    ------------------------------------------------------------
                    SPECIAL VALUE FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks of small capitalization companies
                                                                   (generally between $100 million and $1 billion) that
                                                                   the fund's Investment Manager believes are
                                                                   undervalued relative to the marketplace or similar
                                                                   companies. In addition, the fund may invest in
                                                                   common stocks of companies which have medium or
                                                                   large market capitalizations, convertible and non-
                                                                   convertible fixed-income securities, and foreign
                                                                   securities (including depository receipts).

                    ------------------------------------------------------------
                    U.S. GOVERNMENT SECURITIES TRUST
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                High current income consistent with safety of
                                                                   principal.
                               PRINCIPAL INVESTMENT STRATEGY       Invests all of its assets in U.S. government
                                                                   securities (which may include mortgage-backed or
                                                                   zero coupon securities). In making investment
                                                                   decisions, the fund's Investment Manager considers
                                                                   economic developments, interest rate trends and
                                                                   other factors. The fund is not limited as to the
                                                                   maturities of the U.S. government securities in
                                                                   which it may invest.

                    ------------------------------------------------------------
                    UTILITIES FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Capital appreciation and current income.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stock, other equity and investment grade
                                                                   fixed-income securities of companies that are
                                                                   engaged in the utilities industry. The fund's
                                                                   Investment Manager will shift the fund's assets
                                                                   between different types of utilities and between
                                                                   equity and fixed-income securities, based on
                                                                   prevailing market, economic and financial
                                                                   conditions. In addition, the fund may invest in
                                                                   foreign securities.

                    ------------------------------------------------------------
                    VALUE FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Total return.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stock and other equity securities that the
                                                                   fund's "Sub-Advisor," Miller Anderson &
                                                                   Sherrerd, LLP, believes are undervalued based
                                                                   primarily on price/earnings ratios, as well as
                                                                   price/ book ratios and various other value measures.
                                                                   In addition, the fund may invest in foreign,
                                                                   convertible and fixed-income securities.

                    ------------------------------------------------------------
                    VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                High total return through capital appreciation and
                                                                   current income.
                               PRINCIPAL INVESTMENT STRATEGY       Invests in a diversified portfolio of common stocks
                                                                   represented in the Standard &
                                                                   Poor's-Registered Trademark- 500 Composite Stock
                                                                   Price Index. The fund generally invests in each
                                                                   stock included in the S&P 500 in equal proportion.
                                                                   In addition, the fund may purchase and sell stock
                                                                   index futures to simulate investment in the S&P 500.

                    In addition to the principal investment strategies of the Underlying Funds described above, the Portfolio may use the following investment strategies:

                    DEFENSIVE INVESTING. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

                    PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of Underlying Funds to achieve its principal investment strategies. The portfolio turnover rate is not expected to exceed 300% annually under normal circumstances. A high turnover rate, such as 300%, may increase the Portfolio's capital gains, which are passed along to shareholders of the Portfolio as distributions. This, in turn, may increase your tax liability as a shareholder of the Portfolio. See the sections on "Distributions" and "Tax Consequences." A high turnover rate would not result in the Portfolio incurring higher sales charges/brokerage commissions because the Portfolio would be trading Class D shares of the Underlying Funds which are sold without any sales charges.

                    The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Portfolio to sell any security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]              PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of the Portfolio's investments in Underlying Funds. When you sell
                    Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. In addition, the performance of the Portfolio may be adversely affected because in allocating
                    Portfolio assets among the Underlying Funds the Investment
                    Manager may consider the impact of the allocation decision on the Underlying Funds.

                    Set forth below are the principal risks associated with investing in the Underlying Funds described above. For more information about the risks of investing in the Underlying Funds, please see their prospectuses, which are available free of charge by calling (877) 937-MSDW (toll-free).

                    COMMON STOCKS. A principal risk of investing in certain Underlying Funds is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    Certain Underlying Funds may invest in stocks of small and medium-sized companies. Investing in securities of these companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than the stocks of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

                    FOREIGN SECURITIES. Certain Underlying Funds invest in foreign securities (including depository receipts) which involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, Underlying Funds generally convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign sercurity's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgement against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of an Underlying Fund's trades effected in those markets. Delays in purchasing securities may result in the Underlying Fund losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Underlying Fund due to subsequent declines in the value of the securities.

                    Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The long-term consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities that an Underlying Fund may purchase are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by an Underlying Fund.

                    FIXED-INCOME SECURITIES. Certain Underlying Funds invest in fixed-income securities (which may include zero coupon securities). All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund's fixed-income investments may include zero coupon securities, which are purchased at a discount and either (i) pay no interest, or (ii) accrue interest, but make no payments until maturity. As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.


                               --------------------------------------------------------------------------------------------------
                                1 year                                        N/A    $  1,000    $  1,000    $  1,000    $  1,000
                               --------------------------------------------------------------------------------------------------
                                5 years                                      4.25%   $    967    $    934    $  1,038    $  1,076
                               --------------------------------------------------------------------------------------------------
                                10 years                                     4.75%   $    930    $    867    $  1,074    $  1,155
                               --------------------------------------------------------------------------------------------------
                                30 years                                     5.25%   $    865    $    756    $  1,166    $  1,376
                               --------------------------------------------------------------------------------------------------

                    Coupons reflect yields on Treasury securities as of December 31, 1998. The table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

                    CONVERTIBLE SECURITIES. Certain Underlying Funds may invest in convertible securities, which are securities that generally pay dividends or interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be
 12
                    likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

                    With respect to certain Underlying Funds, there are no minimum rating or quality requirements as to their convertible securities investments and, thus, all or some of such securities may be rated below investment grade. These "junk bonds" have speculative risk characteristics which are described below.

                    There are also special risks associated with Convertible Securities Trust's investments in "enhanced" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

                    JUNK BONDS. Certain Underlying Funds may invest in junk bonds, i.e., fixed-income securities rated lower than investment grade or, if not rated, determined to be of comparable quality. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, an Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund's directors/trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in an Underlying Fund's net asset value.

                    MORTGAGE-BACKED SECURITIES. Certain Underlying Funds may invest in mortgage-backed securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Underlying Fund to invest the proceeds at generally lower interest rates.

                    Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager and/or Sub-Advisor, could reduce an Underlying Fund's yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

                    CONCENTRATION POLICY. Unlike most industry diversified mutual funds, certain Underlying Funds are subject to risks associated with concentrating their assets in a particular industry. These Underlying Funds' portfolios may decline in value due to developments specific to the industry in which the Underlying Funds concentrate their assets. As a result, these Underlying Funds may be more volatile than mutual funds that do not similarly concentrate their investments.

                    OTHER RISKS. The performance of each Underlying Fund also will depend on whether the Investment Manager and/or Sub-Advisor is successful in pursuing the Underlying Fund's investment strategy. The Underlying Funds are also subject to other risks from their permissible investments, including the risks associated with investments in options and futures, REITs, SPDRs and asset-backed securities. For more information about these risks, see the "Additional Risk Information" section.

                    In addition to the principal risks associated with the Underlying Funds, the Portfolio also will be subject to the following risks:

                    NON-DIVERSIFIED STATUS. The Portfolio is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Portfolio may invest a greater percentage of its assets in the securities of an individual issuer, in this case any Underlying Fund. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.

                    Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[SIDEBAR]
ANNUAL TOTAL RETURN
This chart shows how the performance of the Portfolio's Class B shares over the past calendar year.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of broad measures of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
[End Sidebar]
[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Domestic Portfolio. The
                    Portfolio's past performance does not indicate how the Portfolio will perform in the future.
                    ANNUAL TOTAL RETURN - CALENDAR YEAR

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  11.21%

                    The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, the return would be less than shown. Year-to-date total return as of September 30, 1999 was 6.51%.
                    During the period shown in the bar chart, the highest return for a calendar quarter was 16.39% (quarter ended
                    December 31, 1998) and the lowest return for a calendar quarter was -11.45% (quarter ended September 30, 1998).

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
                               ---------------------------------------------------------------------------------------
                                                                                                          LIFE OF
                                                                                                         PORTFOLIO
                                                                                      PAST 1 YEAR    (SINCE 11/25/97)
                               ---------------------------------------------------------------------------------------
                                Class A                                                  6.16%             7.22%
                               ---------------------------------------------------------------------------------------
                                Class B                                                  6.21%             8.25%
                               ---------------------------------------------------------------------------------------
                                Class C                                                 10.26%            11.90%
                               ---------------------------------------------------------------------------------------
                                Class D                                                 12.34%            12.89%
                               ---------------------------------------------------------------------------------------
                                S&P 500 Index(1)                                        28.58%            28.44%
                               ---------------------------------------------------------------------------------------
                                Lehman Brothers Government/Corporate Bond
                                  Index(2)                                               9.47%             9.75%
                               ---------------------------------------------------------------------------------------
                                Lipper Flexible Portfolio Funds Index(3)                16.52%            16.77%
                               ---------------------------------------------------------------------------------------

                               1                       The Standard & Poor's 500 Stock Index is a broad-based
                                                       index, the performance of which is based on the average
                                                       performance of 500 widely held common stocks. The
                                                       performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be
                                                       considered an investment.
                               2                       The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations,
                                                       including U.S. government agency and U.S. treasury
                                                       securities and corporate and yankee bonds with maturities of one to ten years. The Index is unmanaged and should not be considered an investment.
                               3                       The Lipper Flexible Portfolio Funds Index is an
                                                       equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio
                                                       Funds objective. The Index, which is adjusted for capital
                                                       gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently
                                                       30 funds represented in this Index.

[Sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL PORTFOLIO
OPERATING EXPENSES

These expenses are deducted from the Portfolio's assets and are based on expenses paid for the fiscal year ended September 30, 1999.
[End Sidebar]

[ICON]              FEES AND EXPENSES
--------------------------------------------------------------------------------
                    The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Domestic
                    Portfolio. The Portfolio offers four Classes of shares:
                    Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The
                    Portfolio does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                                                             CLASS A     CLASS B     CLASS C     CLASS D
                               ------------------------------------------------------------------------------------------
                                SHAREHOLDER FEES
                               ------------------------------------------------------------------------------------------
                                Maximum sales charge (load) imposed on
                                purchases (as a percentage of offering
                                price)                                        5.25%(1)   None        None         None
                               ------------------------------------------------------------------------------------------
                                Maximum deferred sales charge (load) (as a
                                percentage based on the lesser of the
                                offering price or net asset value at
                                redemption)                                  None(2)      5.00%(3)    1.00%(4)    None
                               ------------------------------------------------------------------------------------------
                                ANNUAL PORTFOLIO OPERATING EXPENSES
                               ------------------------------------------------------------------------------------------
                                Management fee                               None        None        None         None
                               ------------------------------------------------------------------------------------------
                                Distribution and service (12b-1) fees        0.23%       1.00%       0.54%        None
                               ------------------------------------------------------------------------------------------
                                Other expenses(5)                            0.44%       0.44%       0.44%       0.44%
                               ------------------------------------------------------------------------------------------
                                Total annual Portfolio operating expenses(5) 0.67%       1.44%       0.98%       0.44%
                               ------------------------------------------------------------------------------------------

                               1                       Reduced for purchases of $25,000 and over.
                               2                       Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell
                                                       your shares within one year after purchase, except for
                                                       certain specific circumstances.
                               3                       The CDSC is scaled down to 1.00% during the sixth year,
                                                       reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
                               4                       Only applicable if you sell your shares within one year
                                                       after purchase.
                               5                       The Investment Manager has agreed to assume all operating
                                                       expenses (except for brokerage and 12b-1 fees) for the
                                                       Portfolio until such time as the Portfolio has $50 million of net assets or until November 30, 2000, whichever occurs first. The Investment Manager had agreed to assume all
                                                       operating expenses (except for brokerage and 12b-1 fees) for each Portfolio until such time as the respective Portfolio had $50 million of net assets or until six months from
                                                       commencement of the Fund's operations, whichever occurred
                                                       first, and has agreed to extend such expense assumption
                                                       through November 30, 2000. As a result of such assumption of other expenses, for the fiscal period ended September 30,
                                                       1999, the actual "Other Expenses" amounted to 0.00% for each
                                                       Class of the Domestic Portfolio and "Total Fund Operating
                                                       Expenses" amounted to 0.23%, 1.00%, 0.54% and 0.00% for
                                                       Class A, B, C and D respectively of the Domestic Portfolio.

                    EXAMPLE
                    This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

                    This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                                                                IF YOU SOLD YOUR SHARES:
                                                        ----------------------------------------
                                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
                               -----------------------------------------------------------------
                                CLASS A                   $590       $728     $  879     $1,316
                               -----------------------------------------------------------------
                                CLASS B                   $647       $756     $  987     $1,724
                               -----------------------------------------------------------------
                                CLASS C                   $200       $312     $  542     $1,201
                               -----------------------------------------------------------------
                                CLASS D                   $ 45       $141     $  246     $  555
                               -----------------------------------------------------------------

                                                              IF YOU HELD YOUR SHARES:
                                                      ----------------------------------------
                                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
                               ---------------------  ----------------------------------------
                                CLASS A                 $590       $728     $  879     $1,316
                               ---------------------  ----------------------------------------
                                CLASS B                 $147       $456     $  787     $1,724
                               ---------------------  ----------------------------------------
                                CLASS C                 $100       $312     $  542     $1,201
                               ---------------------  ----------------------------------------
                                CLASS D                 $ 45       $141     $  246     $  555
                               ---------------------  ----------------------------------------

                    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

                    UNDERLYING FUND EXPENSES
                    The Portfolio will not pay any sales load or 12b-1 fee in connection with its investments in shares of Underlying Funds. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Funds that are borne by Class D shareholders of the Underlying Funds. These expenses are set forth in the table below (as of each Underlying Fund's most recent fiscal year end).

                                                                                       MANAGEMENT     OTHER       TOTAL
                                                                                          FEES       EXPENSES    EXPENSES
                               ------------------------------------------------------------------------------------------
                                Aggressive Equity Fund                                   0.75%        0.31%       1.06%
                               ------------------------------------------------------------------------------------------
                                American Opportunities Fund                              0.49%        0.12%       0.61%
                               ------------------------------------------------------------------------------------------
                                Capital Growth Securities                                0.64%        0.20%       0.84%
                               ------------------------------------------------------------------------------------------
                                Competitive Edge Fund - "Best Ideas" Portfolio           0.64%        0.22%       0.86%
                               ------------------------------------------------------------------------------------------
                                Convertible Securities Trust                             0.60%        0.21%       0.81%
                               ------------------------------------------------------------------------------------------
                                Developing Growth Securities Trust                       0.49%        0.20%       0.69%
                               ------------------------------------------------------------------------------------------
                                Dividend Growth Securities                               0.35%        0.08%       0.43%
                               ------------------------------------------------------------------------------------------
                                Financial Services Trust                                 0.75%        0.22%       0.97%
                               ------------------------------------------------------------------------------------------
                                Growth Fund                                              0.79%        0.15%       0.94%
                               ------------------------------------------------------------------------------------------
                                Health Sciences Trust                                    1.00%        0.27%       1.27%
                               ------------------------------------------------------------------------------------------
                                High Yield Securities                                    0.39%        0.10%       0.49%
                               ------------------------------------------------------------------------------------------
                                Income Builder Fund                                      0.75%        0.17%       0.92%
                               ------------------------------------------------------------------------------------------
                                Information Fund                                         0.75%        0.26%       1.01%
                               ------------------------------------------------------------------------------------------
                                Intermediate Income Securities                           0.60%        0.30%       0.90%
                               ------------------------------------------------------------------------------------------
                                Market Leader Trust                                      0.75%        0.24%       0.99%
                               ------------------------------------------------------------------------------------------
                                Mid-Cap Dividend Growth Securities                       0.75%        0.30%       1.05%
                               ------------------------------------------------------------------------------------------
                                Mid-Cap Equity Trust                                     0.75%        0.30%       1.05%
                               ------------------------------------------------------------------------------------------
                                Natural Resource Development Securities                  0.62%        0.28%       0.90%
                               ------------------------------------------------------------------------------------------
                                Precious Metals and Minerals Trust                       0.80%        0.98%       1.78%
                               ------------------------------------------------------------------------------------------
                                S&P 500 Index Fund                                       0.31%        0.19%       0.50%
                               ------------------------------------------------------------------------------------------
                                Short-Term Bond Fund                                     0.70%        0.18%       0.88%
                               ------------------------------------------------------------------------------------------
                                Special Value Fund                                       0.75%        0.24%       0.99%
                               ------------------------------------------------------------------------------------------
                                U.S. Government Securities Trust                         0.43%        0.09%       0.52%
                               ------------------------------------------------------------------------------------------
                                Utilities Fund                                           0.54%        0.11%       0.65%
                               ------------------------------------------------------------------------------------------
                                Value Fund                                               1.00%        0.30%       1.30%
                               ------------------------------------------------------------------------------------------
                                Value-Added Market Series - Equity Portfolio             0.46%        0.13%       0.59%
                               ------------------------------------------------------------------------------------------

[ICON]              ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

                    This section provides additional information relating to the principal risks of investing in the Underlying Funds described above.

                    OPTIONS AND FUTURES. If an Underlying Fund invests in options and/or futures (including stock index futures or options on stock indexes or on stock index futures), its participation in these markets would subject the Underlying Fund's portfolio to certain risks. If the Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock, currency or interest rate markets are inaccurate, the adverse consequences to the Underlying Fund (e.g., a reduction in the Underlying Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Underlying Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or indexes being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                    REITS. Real estate investment trusts, known as "REITs," pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, the Underlying Fund would absorb duplicate levels of fees when it invests in REITs. The performance of any REIT holdings ultimately depends on the types of real property in which the REIT invests and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

                    SPDRS. S&P 500 Index Fund may invest in Standard & Poor's Depository Receipts, securities referred to as SPDRs (known as "Spiders"), that are designed to track the S&P 500 Index. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock and have many of the same risks as direct investments in common stocks. The market value of SPDRs is expected to rise and fall as the S&P 500 Index rises and falls. If the Underlying Fund invests in SPDRs, it would, in addition to its own expenses, indirectly bear its ratable share of the SPDR's expenses.

                    ASSET-BACKED SECURITIES. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

                    YEAR 2000. The Portfolio could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Portfolio's other service providers and the Underlying Funds (and their respective portfolio securities) in which the Portfolio invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Portfolio and an Underlying Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

                    In addition, it is possible that the markets for securities in which the Underlying Funds and/or Portfolio invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, governmental data processing errors also may result in overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. Accordingly, the Portfolio's investments may be adversely affected.

[Sidebar]
CAPITAL APPRECIATION
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE INTERNATIONAL PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The International Portfolio seeks long-term capital appreciation.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The International Portfolio normally invests at least 65% of its total assets in shares of the Underlying Funds described below. These Underlying Funds are intended to give the Portfolio broad international exposure. At any time the Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., may add or substitute Underlying Funds in which the Portfolio may invest. In deciding how to allocate the Portfolio's assets among the selected Underlying Funds, the Investment Manager considers its outlook for the various economies and financial markets worldwide, and the relative market valuations of the Underlying Funds. There are no minimum or maximum percentages in which the Portfolio must invest in any Underlying Fund.

                    THE UNDERLYING MORGAN STANLEY DEAN WITTER FUNDS

                    The following is a brief summary of the investment objectives and principal investment strategies of the Underlying Funds that the Investment Manager presently considers for investment. The Portfolio's Investment Manager also serves as the Investment Manager to each of the Underlying Funds. For a complete description of an Underlying Fund, please see its prospectus, which is available free of charge by calling (877) 937-MSDW (toll-free).
                    ------------------------------------------------------------
                    EUROPEAN GROWTH FUND INC.
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   securities of issuers located in European countries.
                                                                   The principal countries in which the fund invests
                                                                   are France, the United Kingdom, Germany, the
                                                                   Netherlands, Spain, Sweden, Switzerland and Italy.
                                                                   The fund generally invests in equity securities but
                                                                   may also invest without limitation in fixed-income
                                                                   securities issued or guaranteed by European
                                                                   governments. The fund's Investment Manager and/or
                                                                   "Sub-Advisor," Morgan Stanley Dean Witter Investment
                                                                   Management Inc., generally invest fund assets in
                                                                   companies they believe have a high rate of earnings
                                                                   growth potential. In addition, the fund may invest
                                                                   in equity securities of non-European issuers,

                                                                   government and convertible securities issued by non-
                                                                   European governmental or private issuers, forward
                                                                   currency contracts, options on currencies and
                                                                   warrants.

                    ------------------------------------------------------------
                    INTERNATIONAL SMALLCAP FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term growth of capital.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and other equity securities of small
                                                                   capitalization companies located outside the United
                                                                   States. The fund may invest more than 25% of its
                                                                   total assets in securities of companies located in
                                                                   each of the United Kingdom and Japan. The fund's
                                                                   "Sub-Advisor," Morgan Stanley Dean Witter Investment
                                                                   Management Inc., seeks securities of companies with
                                                                   long-term growth prospects, attractive valuation
                                                                   comparisons and adequate market liquidity. In
                                                                   addition, the fund may invest in equity securities
                                                                   of companies which have medium or large market
                                                                   capitalizations, fixed-income securities issued or
                                                                   guaranteed by foreign governments, lower-rated
                                                                   convertible securities and forward currency
                                                                   contracts.

                    ------------------------------------------------------------
                    JAPAN FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common or preferred stocks of companies which are
                                                                   located in Japan. The fund's "Sub-Advisor," Morgan
                                                                   Stanley Dean Witter Investment Management Inc.,
                                                                   generally invests fund assets in companies it
                                                                   believes have earnings growth potential and are
                                                                   attractively priced. The fund also may invest in
                                                                   convertible securities and fixed-income securities
                                                                   of companies located in Japan or guaranteed by the
                                                                   Japanese government, and in equity or fixed-income
                                                                   securities of companies located in, or governments
                                                                   of, developed countries in Asia, Europe or North
                                                                   America (including the U.S.). In addition, the fund
                                                                   may invest in forward currency contracts and options
                                                                   on foreign currencies.

                    ------------------------------------------------------------
                    LATIN AMERICAN GROWTH FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Long-term capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and other equity securities of Latin
                                                                   American companies. In determining which securities
                                                                   to buy, hold or sell, the fund's "Sub-Advisor," TCW
                                                                   Funds Management, Inc., selects securities based on
                                                                   its view of their potential for capital
                                                                   appreciation. The fund will normally invest in at
                                                                   least three Latin American countries. In addition,
                                                                   the fund may invest in Latin American convertible
                                                                   and debt securities (including junk bonds), other
                                                                   investment companies, options and futures, and
                                                                   forward currency contracts.

                    ------------------------------------------------------------
                    PACIFIC GROWTH FUND
                    ------------------------------------------------------------

                               INVESTMENT OBJECTIVE                Capital appreciation.
                               PRINCIPAL INVESTMENT STRATEGY       Normally invests at least 65% of its total assets in
                                                                   common stocks and other securities of companies
                                                                   which have a principal place of business in, or
                                                                   which derive a majority of their revenues from
                                                                   business in, Asia, Australia and New Zealand. The
                                                                   principal Asian countries include: Japan, Malaysia,
                                                                   Singapore, Hong Kong, Thailand, the Philippines,
                                                                   India, Indonesia, Taiwan and South Korea. The fund
                                                                   may invest more than 25% of its assets in each of
                                                                   Japan, Hong Kong, Malaysia, South Korea and/or
                                                                   Taiwan. The fund's Investment Manager and/or
                                                                   "Sub-Advisor," Morgan Stanley Dean Witter Investment
                                                                   Management Inc., generally invest fund assets in
                                                                   companies they believe have a high rate of earnings
                                                                   growth potential. In addition, the fund may invest
                                                                   in securities of other investment companies, forward
                                                                   currency contracts, and options and futures.

                    In addition to the principal investment strategies of the Underlying Funds described above, the Portfolio may use the following investment strategies:

                    DEFENSIVE INVESTING. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

                    PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of Underlying Funds to achieve its principal investment strategies. The portfolio turnover rate is not expected to exceed 300% annually under normal circumstances. A high turnover rate, such as 300%, may increase the Portfolio's capital gains, which are passed along to shareholders of the Portfolio as distributions. This, in turn, may increase your tax liability as a shareholder of the Portfolio. See the sections on "Distributions" and "Tax Consequences." A high turnover rate would not result in the Portfolio incurring higher sales charges/brokerage commissions because the Portfolio would be trading Class D shares of the Underlying Funds which are sold without any sales charges.

                    The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Portfolio to sell any security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]              PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of the Portfolio's investments in Underlying Funds. When you sell
                    Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. In addition, the performance of the Portfolio may be adversely affected because in allocating
                    Portfolio assets among the Underlying Funds the Investment
                    Manager may consider the impact of the allocation decision on the Underlying Funds.

                    Set forth below are the principal risks associated with investing in the Underlying Funds described above. For more information about the risks of investing in the Underlying Funds, please see their prospectuses, which are available free of charge by calling (877) 937-MSDW (toll-free).

                    FOREIGN SECURITIES. A principal risk of investing in each of the Underlying Funds is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    The Underlying Funds' investments in foreign securities (including depository receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, the Underlying Funds generally convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of the Underlying Fund's portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of an Underlying Fund's trades effected in those markets. Delays in purchasing securities may result in the Underlying Fund losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Underlying Fund due to subsequent declines in the value of the securities.

                    Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The long-term consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities that an Underlying Fund may purchase are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by an Underlying Fund.

                    Certain Underlying Funds may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

                    Certain Underlying Funds may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the fund's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some of the companies in which the fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

                    LATIN AMERICAN SECURITIES. Latin American Growth Fund concentrates its investments in the common stock of Latin American companies. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. Economic and political developments in Latin America may have profound effects upon the value of the fund's portfolio. In the event of expropriation, nationalization or other complications, the fund could lose its entire investment in any one country. In addition, individual Latin American countries may place restrictions on the ability of foreign entities such as the fund to invest in particular segments of the local economies.

                    The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of securities, especially in these markets.

                    In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. There is also a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded.

                    Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

                    Latin American securities are also subject to the more general risks associated with foreign securities which are discussed above.

                    JAPANESE SECURITIES. Japan Fund concentrates its investments in the common stock (including depository receipts) of Japanese companies. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. The value of the fund's shares may vary widely in response to political and economic factors affecting companies in Japan. Securities in Japan are denominated and quoted in yen. As a result, the value of the fund's Japanese securities, as measured in U.S. dollars, may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Securities traded on Japanese stock exchanges have exhibited significant volatility in recent years. In addition, Japanese securities that are not traded on the first sections of the three main Japanese exchanges may be more volatile and less liquid than those traded on the first sections. The decline in the Japanese markets since 1989 has contributed to a weakness in the Japanese economy. Continued economic weakness could result in further declines in the Japanese securities markets. Japan's economy may be significantly affected by any strains in its trade relations, particularly with the U.S.

                    Japanese securities are also subject to the more general risks associated with foreign securities which are discussed above.

                    PACIFIC BASIN SECURITIES. Pacific Growth Fund concentrates its investments in the common stock of companies located in Asia, Australia and New Zealand. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. Economic and political developments in the Pacific Basin region of the world may have profound effects upon the value of the fund's portfolio.

                    OTHER RISKS. The performance of each Underlying Fund also will depend on whether the Investment Manager and/or Sub-Advisor is successful in pursuing the Underlying Fund's investment strategy. The Underlying Funds are also subject to other risks from their permissible investments, including the risks associated with investments in fixed-income securities, convertible securities, junk bonds, securities of other investment companies, options and futures, and forward currency contracts. For more information about these risks, see the "Additional Risk Information" section.

                    In addition to the principal risks associated with the Underlying Funds, the Portfolio also will be subject to the following risks:

                    NON-DIVERSIFIED STATUS. The Portfolio is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Portfolio may invest a greater percentage of its assets in the securities of an individual issuer, in this case any Underlying Fund. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.

                    Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[SIDEBAR]
ANNUAL TOTAL RETURN
This chart shows how the performance of the Portfolio's Class B shares over the past calendar year.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
[End Sidebar]
[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the International Portfolio. The
                    Portfolio's past performance does not indicate how the Portfolio will perform in the future.
                    ANNUAL TOTAL RETURN - CALENDAR YEAR

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  7.92%

                    The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. Year-to-date total return as of September 30, 1999 was 18.16%.
                    During the period shown in the bar chart, the highest return for a calendar quarter was 17.72% (quarter ended
                    December 31, 1998) and the lowest return for a calendar quarter was -11.38% (quarter ended September 30, 1998).

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
                               --------------------------------------------------------------------------------------
                                                                                                         LIFE OF
                                                                                                        PORTFOLIO
                                                                                      PAST 1 YEAR    (SINCE 11/25/97)
                               --------------------------------------------------------------------------------------
                                Class A                                                  3.12%            2.28%
                               --------------------------------------------------------------------------------------
                                Class B                                                  2.92%            2.99%
                               --------------------------------------------------------------------------------------
                                Class C                                                  6.92%            6.61%
                               --------------------------------------------------------------------------------------
                                Class D                                                  9.04%            7.62%
                               --------------------------------------------------------------------------------------
                                Morgan Stanley Capital International EAFE Index(1)      20.33%            20.62%
                               --------------------------------------------------------------------------------------
                                Lipper International Funds Index(2)                     12.66%            13.09%
                               --------------------------------------------------------------------------------------

                               1                       The Morgan Stanley Capital International Europe, Australia,
                                                       Far East Index measures the performance for a diverse range of global stock markets within Europe, Australia, and the
                                                       Far East. The Index does not include any expenses, fees,
                                                       charges or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
                               2                       The Lipper International Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Funds objective. The
                                                       Index, which is adjusted for capital gains distributions and income dividends is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

[Sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL PORTFOLIO
OPERATING EXPENSES

These expenses are deducted from the Portfolio's assets and are based on expenses paid for the fiscal year ended September 30, 1999. [End Sidebar]

[ICON]              FEES AND EXPENSES
--------------------------------------------------------------------------------
                    The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the International
                    Portfolio. The Portfolio offers four Classes of shares:
                    Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The
                    Portfolio does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                                                             CLASS A     CLASS B     CLASS C     CLASS D
                               ------------------------------------------------------------------------------------------
                                SHAREHOLDER FEES
                               ------------------------------------------------------------------------------------------
                                Maximum sales charge (load) imposed on
                                purchases (as a percentage of offering
                                price)                                        5.25%(1)   None        None         None
                               ------------------------------------------------------------------------------------------
                                Maximum deferred sales charge (load) (as a
                                percentage based on the lesser of the
                                offering price or net asset value at
                                redemption)                                  None(2)      5.00%(3)    1.00%(4)    None
                               ------------------------------------------------------------------------------------------
                                ANNUAL PORTFOLIO OPERATING EXPENSES
                               ------------------------------------------------------------------------------------------
                                Management fee                               None        None        None         None
                               ------------------------------------------------------------------------------------------
                                Distribution and service (12b-1) fees        0.24%       1.00%       0.77%        None
                               ------------------------------------------------------------------------------------------
                                Other expenses(5)                            1.10%       1.10%       1.10%       1.10%
                               ------------------------------------------------------------------------------------------
                                Total annual Portfolio operating expenses(5) 1.34%       2.10%       1.87%       1.10%
                               ------------------------------------------------------------------------------------------

                               1                       Reduced for purchases of $25,000 and over.
                               2                       Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell
                                                       your shares within one year after purchase, except for
                                                       certain specific circumstances.
                               3                       The CDSC is scaled down to 1.00% during the sixth year,
                                                       reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
                               4                       Only applicable if you sell your shares within one year
                                                       after purchase.
                               5                       The Investment Manager has agreed to assume all operating
                                                       expenses (except for brokerage and 12b-1 fees) for the
                                                       Portfolio until such time as the Portfolio has $50 million of net assets or until November 30, 2000, whichever occurs first. The Investment Manager had agreed to assume all
                                                       operating expenses (except for brokerage and 12b-1 fees) for each Portfolio until such time as the respective Portfolio had $50 million of net assets or until six months from
                                                       commencement of the Fund's operations, whichever occurred
                                                       first and has agreed to extend such expense assumption
                                                       through November 30, 2000. As a result of such assumption of other expenses, for the fiscal period ended September 30,
                                                       1999, the actual "Other Expenses" amounted to 0.00% for each
                                                       Class of the International Portfolio and "Total Fund
                                                       Operating Expenses" amounted to 0.24%, 1.00%, 0.77% and
                                                       0.00% for Class A, B, C and D respectively of the
                                                       International Portfolio.

                    EXAMPLE
                    This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

                    This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                                                                IF YOU SOLD YOUR SHARES:
                                                        ----------------------------------------
                                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
                               -----------------------------------------------------------------
                                CLASS A                   $654       $927     $1,221     $2,053
                               -----------------------------------------------------------------
                                CLASS B                   $713       $958     $1,329     $2,431
                               -----------------------------------------------------------------
                                CLASS C                   $290       $588     $1,011     $2,190
                               -----------------------------------------------------------------
                                CLASS D                   $112       $350     $  606     $1,340
                               -----------------------------------------------------------------

                                                              IF YOU HELD YOUR SHARES:
                                                      ----------------------------------------
                                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
                               ---------------------  ----------------------------------------
                                CLASS A                 $654       $927     $1,221     $2,053
                               ---------------------  ----------------------------------------
                                CLASS B                 $213       $658     $1,129     $2,431
                               ---------------------  ----------------------------------------
                                CLASS C                 $190       $588     $1,011     $2,190
                               ---------------------  ----------------------------------------
                                CLASS D                 $112       $350     $  606     $1,340
                               ---------------------  ----------------------------------------

                    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

                    UNDERLYING FUND EXPENSES

                    The Portfolio will not pay any sales load or 12b-1 fee in connection with its investments in shares of Underlying Funds. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Funds that are borne by Class D shareholders of the Underlying Funds. These expenses are set forth in the table below (as of each Underlying Fund's most recent fiscal year end).

                                                                                       MANAGEMENT     OTHER       TOTAL
                                                                                          FEES       EXPENSES    EXPENSES
                               ------------------------------------------------------------------------------------------
                                European Growth Fund                                     0.91%        0.23%       1.14%
                               ------------------------------------------------------------------------------------------
                                International SmallCap Fund                              1.15%        0.97%       2.12%
                               ------------------------------------------------------------------------------------------
                                Japan Fund                                               0.95%        0.63%       1.58%
                               ------------------------------------------------------------------------------------------
                                Latin America Growth Fund                                1.25%        0.73%       1.98%
                               ------------------------------------------------------------------------------------------
                                Pacific Growth Fund                                      0.95%        0.65%       1.60%
                               ------------------------------------------------------------------------------------------

[ICON]              ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
                    This section provides additional information relating to the principal risks of investing in the Underlying Funds described above.

                    FIXED-INCOME SECURITIES. Certain Underlying Funds invest in fixed-income securities (which may include zero coupon securities). All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

                    CONVERTIBLE SECURITIES. Certain Underlying Funds may invest in convertible securities, which are securities that generally pay dividends or interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

                    With respect to certain Underlying Funds, there are no minimum rating or quality requirements as to their convertible securities investments and, thus, all or some of such securities may be rated below investment grade. These "junk bonds" have speculative risk characteristics which are described below.

                    JUNK BONDS. Certain Underlying Funds may invest in junk bonds, i.e., fixed-income securities rated lower than investment grade or, if not rated, determined to be of comparable quality. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, an Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund's directors/trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in an Underlying Fund's net asset value.

                    LATIN AMERICAN SOVEREIGN DEBT SECURITIES. Latin American Growth Fund's investments in Latin American sovereign debt are subject to unique credit risks. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared a moratorium on the payment of principal and/or interest on external debt. The governmental entities that control the repayment also may not be willing or able to repay the principal and/or interest on the debt when it becomes due. Latin American governments may default on their sovereign debt, which may require holders of that debt to participate in debt rescheduling or additional lending to defaulting governments. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected. These risks could have a severely negative impact on the fund's sovereign debt holdings and cause the value of the fund's shares to decline drastically.

                    INVESTMENT COMPANIES. Any Underlying Fund investment in an investment company is subject to the underlying risk of that investment company's portfolio securities. For example, if the investment company held common stocks, the Underlying Fund also would be exposed to the risk of investing in common stocks. In addition to the Underlying Fund's fees and expenses, the Underlying Fund would bear its share of the investment company's fees and expenses.

                    OPTIONS AND FUTURES. If an Underlying Fund invests in options and/or futures (including options on currencies), its participation in these markets would subject the Underlying Fund's portfolio to certain risks. The Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock, currency or interest rate markets may be inaccurate, and the adverse consequences to the Underlying Fund (e.g., a reduction in the Underlying Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Underlying Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                    FORWARD CURRENCY CONTRACTS. An Underlying Fund's participation in forward currency contracts also involves risks. If the Investment Manager and/or Sub-Advisor employ a strategy that does not correlate well with the Underlying Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Underlying Fund's volatility and may involve a significant risk.

                    YEAR 2000. The Portfolio could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Portfolio's other service providers and the Underlying Funds (and their respective portfolio securities) in which the Portfolio invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Portfolio and an Underlying Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

                    In addition, it is possible that the markets for securities in which the Underlying Funds and/or Portfolio invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.

The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $140 billion in assets under management as of October 31, 1999.
[End Sidebar]
[ICON]              FUND MANAGEMENT
--------------------------------------------------------------------------------
                    Each Portfolio has retained the Investment Manager -- Morgan
                    Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment
                    Manager also serves as the Investment Manager to each of the Underlying Funds described above. In addition, with respect to certain Underlying Funds, the Investment Manager has retained a Sub-Advisor to invest Underlying Fund assets.
                    Morgan Stanley Dean Witter Investment Management Inc. ("MSDW
                    Investment Management") serves as Sub-Advisor to the following Underlying Funds: Growth Fund, European Growth
                    Fund, International SmallCap Fund, Japan Fund and Pacific
                    Growth Fund. TCW Funds Management, Inc. ("TCW") serves as
                    Sub-Advisor to Latin American Growth Fund and Mid-Cap Equity
                    Trust. Miller Anderson & Sherrerd, LLP ("MAS") serves as
                    Sub-Advisor to Value Fund. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World
                    Trade Center, New York, NY 10048.
                    MSDW Investment Management, together with its institutional investment management affiliates, manages more than $137 billion, as of July 31, 1999, primarily for employee benefit plans, investment companies, endowments, foundations and wealthy individuals. MSDW Investment Management also is a subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at 1221 Avenue of the Americas, New York, NY 10020.
                    TCW is a wholly-owned subsidiary of TCW Group, Inc., whose direct and indirect subsidiaries provide a variety of trust, investment management and investment advisory services.
                    TCW's main business office is located at 865 South Figueroa
                    Street, Suite 1800, Los Angeles, CA 90017. As of
                    September 30, 1999, TCW Funds Management, Inc. and its affiliates had approximately $57 billion under management or committed to management.
                    MAS manages assets of approximately $62.4 billion, as of March 31, 1999, for investment companies, employee benefit plans, endowments, foundations and other institutional investors. MAS is an indirect subsidiary of Morgan Stanley
                    Dean Witter & Co. Its main business office is located at One
                    Tower Bridge, West Conshohocken, PA 19428.
                    Joseph McAlinden, Executive Vice President and Chief
                    Investment Officer (since April 1996) of the Investment
                    Manager, has been the primary portfolio manager of the Domestic Portfolio and the International Portfolio since the Fund's inception in November 1997. Mr. McAlinden was formerly a Senior Vice President with the Investment Manager
                    (June 1995 - April 1996) and prior thereto was a Managing
                    Director of Dillon Read.

                    The Investment Manager does not receive a management fee from either Portfolio or the Fund for the services and facilities furnished to the Portfolio or the Fund. However, each Portfolio, through its investments in the Underlying Funds, will pay its pro rata share of the management fees and certain other expenses that are borne by Class D shareholders of the Underlying Funds. Each Underlying Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Underlying Fund, and for expenses assumed by the Investment Manager. The management fees paid by each Underlying Fund for its most recent fiscal year are set forth in the "Fees and Expenses" section for each of the Domestic Portfolio and the International Portfolio.

SHAREHOLDER INFORMATION

[ICON]              PRICING PORTFOLIO SHARES
--------------------------------------------------------------------------------
                    The price of each Portfolio's shares (excluding sales
                    charges), called "net asset value," is based on the value of the Portfolio's securities. While the assets of each
                    Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the
                    Classes have different ongoing distribution fees.
[Sidebar]
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll-free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at: www.msdw.com/individual/funds
[End Sidebar]
                    The net asset value per share of each Portfolio is
                    determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at
                    such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.
                    The assets of each Portfolio consist primarily of the
                    Underlying Funds, which are valued at their respective net asset values. The net asset value of each Underlying Fund's securities is based on the securities' market price when
                    available. When a market price is not readily available,
                    including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as
                    determined under procedures established by the Underlying
                    Fund's Board of Trustees. In these cases, an Underlying
                    Fund's net asset value will reflect certain portfolio
                    securities' fair value rather than their market price. In
                    addition, if an Underlying Fund holds securities that are
                    primarily listed on foreign exchanges, the value of the
                    Underlying Fund's securities may change on days when you
                    will not be able to purchase or sell your shares. The
                    Portfolio's other securities are valued in the same manner as the Underlying Funds' securities.
                    A Portfolio's short-term debt securities with remaining
                    maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not
                    reflect the securities' market value, these securities will be valued at their fair value.
[ICON]              HOW TO BUY SHARES
--------------------------------------------------------------------------------
                    You may open a new account to buy Portfolio shares or buy additional Portfolio shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial
                    Advisor will assist you, step-by-step, with the procedures to invest in the Portfolio. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.
                    Because every investor has different immediate financial needs and long-term investment goals, each Portfolio offers investors four Classes of shares: Classes A, B, C and D.
                    Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs.
                    Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Portfolio shares, you must specify which Class of shares you wish to purchase.

[Sidebar]
EASYINVEST-SM-
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[End Sidebar]
                    When you buy Portfolio shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Portfolio shares.

                               MINIMUM INVESTMENT AMOUNTS
                               ----------------------------------------------------------------------------------------
                                                                                                 MINIMUM INVESTMENT
                                                                                             --------------------------
                               INVESTMENT OPTIONS                                            INITIAL         ADDITIONAL
                               ----------------------------------------------------------------------------------------
                                Regular Accounts                                             $1,000            $100
                               ----------------------------------------------------------------------------------------
                                Individual Retirement
                                Accounts:                    Regular IRAs                    $1,000            $100
                                                             Education IRAs                    $500            $100
                               ----------------------------------------------------------------------------------------
                                EASYINVEST-SM-
                                (Automatically from your
                                checking or savings account
                                or Money Market Fund)                                         $100*            $100*
                               ----------------------------------------------------------------------------------------

                               *                       Provided your schedule of investments totals $1,000 in
                                                       twelve months.

                    There is no minimum investment amount if you purchase Portfolio shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts. INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D SHARES. To be eligible to purchase
                    Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.
                    SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Portfolio shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to a Portfolio. To buy additional shares in this manner:
                    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the name of the Portfolio, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).
                    - Make out a check for the total amount payable to: Morgan
                      Stanley Dean Witter Fund of Funds--Domestic Portfolio or Morgan Stanley Dean Witter Fund of Funds--International Portfolio.

                    - Mail the letter and check to Morgan Stanley Dean Witter
                      Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]              HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
                    PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of a Portfolio for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American
                    Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean
                    Witter Fund's designation as a Multi-Class Fund, No-Load
                    Fund or Money Market Fund. If a Morgan Stanley Dean Witter
                    Fund is not listed, consult the inside back cover of that Fund's PROSPECTUS for its designation. For purposes of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-
                    Class Fund.
                    Exchanges may be made after shares of a Portfolio acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current PROSPECTUS for each Fund describes its investment objective(s), policies and investment minimums, and should be read before investment.
                    Since exchanges are available only into continuously offered
                    Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.
                    EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust
                    FSB -- and then write the transfer agent or call (800)
                    869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.
                    An exchange to any Morgan Stanley Dean Witter Fund (except a
                    Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, a Portfolio's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.
                    The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.
                    TELEPHONE EXCHANGES. For your protection when calling Morgan
                    Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

                    Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock

                    Exchange is open for business. During periods of drastic
                    economic or market changes, it is possible that the
                    telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the
                    past.
                    MARGIN ACCOUNTS. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Dean Witter
                    Financial Advisor or other authorized financial
                    representative regarding restrictions on the exchange of
                    such shares.
                    TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of a
                    Portfolio for shares of another Morgan Stanley Dean Witter
                    Fund there are important tax considerations. For tax
                    purposes, the exchange out of a Portfolio is considered a
                    sale of Portfolio shares -- and the exchange into the other
                    Fund is considered a purchase. As a result, you may realize a capital gain or loss.
                    You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.
                    LIMITATIONS ON EXCHANGES. Certain patterns of exchanges may result in the Fund limiting or prohibiting, at its
                    discretion, additional purchases and/or exchanges.
                    Determinations in this regard may be made based on the
                    frequency or dollar amount of previous exchanges. The Fund will notify you in advance of limiting your exchange
                    privileges.
                    CDSC CALCULATIONS ON EXCHANGES. See the "Share
                    Class Arrangements" section of this PROSPECTUS for a
                    discussion of how applicable contingent deferred sales
                    charges (CDSCs) are calculated for shares of one Morgan
                    Stanley Dean Witter Fund that are exchanged for shares of
                    another.
                    For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial
                    Advisor or call (800) 869-NEWS.
[ICON]              HOW TO SELL SHARES
--------------------------------------------------------------------------------
                    You can sell some or all of your Portfolio shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

                               OPTIONS               PROCEDURES
                               ----------------------------------------------------------------------------------
                                Contact your         To sell your shares, simply call your Morgan Stanley Dean
                                Financial Advisor    Witter Financial Advisor or other authorized financial
                                                     representative.
                                                     ------------------------------------------------------------
                                [ICON]               Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
                               ----------------------------------------------------------------------------------
                                By Letter            You can also sell your shares by writing a "letter of
                                                     instruction" that includes:
                                [ICON]               - your account number;
                                                     - the dollar amount or the number of shares you wish to
                                                       sell;
                                                     - the name of the Portfolio;
                                                     - the Class of shares you wish to sell; and
                                                     - the signature of each owner as it appears on the account.
                                                     ------------------------------------------------------------

                               OPTIONS               PROCEDURES
                               ----------------------------------------------------------------------------------
                                By Letter,           If you are requesting payment to anyone other than the
                                continued            registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                                                     pre-designated bank account, you will need a signature
                                                     guarantee. You can obtain a signature guarantee from an
                                                     eligible guarantor acceptable to Morgan Stanley Dean Witter
                                                     Trust FSB. (You should contact Morgan Stanley Dean Witter
                                                     Trust FSB at (800) 869-NEWS for a determination as to
                                                     whether a particular institution is an eligible guarantor.)
                                                     A notary public CANNOT provide a signature guarantee.
                                                     Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                                                     ------------------------------------------------------------
                                                     Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                                                     P.O. Box 983, Jersey City, NJ 07303. If you hold share
                                                     certificates, you must return the certificates, along with the letter and any required additional documentation.
                                                     ------------------------------------------------------------
                                                     A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                                     instructions.
                               ----------------------------------------------------------------------------------
                                Systematic           If your investment in all of the Morgan Stanley Dean Witter
                                Withdrawal Plan      Family of Funds has a total market value of at least
                                [ICON]               $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                                                     semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                                                     ------------------------------------------------------------
                                                     Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                                                     section of this PROSPECTUS.
                                                     ------------------------------------------------------------
                                                     To sign up for the Systematic Withdrawal Plan, contact your
                                                     Morgan Stanley Dean Witter Financial Advisor or call
                                                     (800) 869-NEWS. You may terminate or suspend your plan at
                                                     any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately
                                                     may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                               ----------------------------------------------------------------------------------

                    PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell, as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

                    Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

                    TAX CONSIDERATIONS. Normally, your sale of Portfolio shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

                    REINSTATEMENT PRIVILEGE. If you sell Portfolio shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Portfolio shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

[Sidebar]
TARGETED DIVIDENDS-SM-
You may select to have your Portfolio distributions automatically invested in other Classes of Portfolio shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[End Sidebar]

                    INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

                    However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

                    MARGIN ACCOUNTS. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]              DISTRIBUTIONS
--------------------------------------------------------------------------------
                    Each Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." Each Portfolio earns income from its Underlying Fund investments and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each
                    Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

                    Each Portfolio declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will usually be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. Each Portfolio, however, may retain and reinvest any long-term capital gains. Each Portfolio may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

                    Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]              TAX CONSEQUENCES
--------------------------------------------------------------------------------
                    As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Portfolio in the Fund.

                    Unless your investment in a Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

                    - The Portfolio makes distributions; and

                    - You sell Portfolio shares, including an exchange to
                      another Morgan Stanley Dean Witter Fund.

                    TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio.

                    Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

                    TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

                    When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]              SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
                    Each Portfolio offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

                    The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge.

                    [SIDEBAR]
                    FRONT-END SALES CHARGE
                    OR FSC
                    An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges - the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
                    [END SIDEBAR]
                    Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.
                    The chart below compares the sales charge and maximum annual 12b-1 fee applicable to each Class of a Portfolio:

                               CLASS                      SALES CHARGE                                   MAXIMUM ANNUAL 12B-1 FEE
                               ----------------------------------------------------------------------------------------------------
                                A                         Maximum 5.25% initial sales charge
                                                          reduced for purchase of $25,000 or more;
                                                          shares sold without an initial sales
                                                          charge are generally subject to a 1.0%
                                                          CDSC during the first year                               0.25%
                               ----------------------------------------------------------------------------------------------------
                                B                         Maximum 5.0% CDSC during the first year
                                                          decreasing to 0% after six years                         1.00%
                               ----------------------------------------------------------------------------------------------------
                                C                         1.0% CDSC during the first year                          1.00%
                               ----------------------------------------------------------------------------------------------------
                                D                         None                                              None
                               ----------------------------------------------------------------------------------------------------

                     CLASS A SHARES  Class A shares of each Portfolio are sold
                    at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.
                    The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                                                FRONT-END SALES CHARGE
                                                                  --------------------------------------------------
                               AMOUNT OF SINGLE                       PERCENTAGE OF       APPROXIMATE PERCENTAGE OF
                               TRANSACTION                        PUBLIC OFFERING PRICE      NET AMOUNT INVESTED
                               -------------------------------------------------------------------------------------
                                Less than $25,000                         5.25%                     5.54%
                               -------------------------------------------------------------------------------------
                                $25,000 but less than $50,000             4.75%                     4.99%
                               -------------------------------------------------------------------------------------
                                $50,000 but less than $100,000            4.00%                     4.17%
                               -------------------------------------------------------------------------------------
                                $100,000 but less than $250,000           3.00%                     3.09%
                               -------------------------------------------------------------------------------------
                                $250,000 but less than $1 million         2.00%                     2.04%
                               -------------------------------------------------------------------------------------
                                $1 million and over                          0                         0
                               -------------------------------------------------------------------------------------

                    The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:
                    - A single account (including an individual, trust or
                      fiduciary account).
                    - Family member accounts (limited to husband, wife and
                      children under the age of 21).

                    - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

                    - Tax-exempt organizations.

                    - Groups organized for a purpose other than to buy mutual
                      fund shares.

                    COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of a Portfolio in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

                    RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Portfolio purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any Fund subject to the Fund's minimum initial investment requirement.

                    You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through a Portfolio), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or
                    (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

                    LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of a Portfolio or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and
                    (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

                    OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or CDSC upon sale) if your account qualifies under one of the following categories:

                    - A trust for which Morgan Stanley Dean Witter Trust FSB
                      provides discretionary trustee services.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                    - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Dean Witter Reynolds' Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.

                    - An MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

                    - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Portfolio shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that:
                      (1) you sold the shares not more than 60 days prior to the purchase of Portfolio shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

                    - Current or retired Directors/Trustees of the Morgan
                      Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                    - Current or retired directors, officers and employees of
                      Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

[Sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC

A fee you pay when you sell shares of certain Morgan Stanley Dean Witter Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
[End Sidebar]
                     CLASS B SHARES  Class B shares of each Portfolio are
                    offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                                                                                              CDSC AS A PERCENTAGE
                               YEAR SINCE PURCHASE PAYMENT MADE                                OF AMOUNT REDEEMED
                               ------------------------------------------------------------------------------------
                                First                                                                 5.0%
                               ------------------------------------------------------------------------------------
                                Second                                                                4.0%
                               ------------------------------------------------------------------------------------
                                Third                                                                 3.0%
                               ------------------------------------------------------------------------------------
                                Fourth                                                                2.0%
                               ------------------------------------------------------------------------------------
                                Fifth                                                                 2.0%
                               ------------------------------------------------------------------------------------
                                Sixth                                                                 1.0%
                               ------------------------------------------------------------------------------------
                                Seventh and thereafter                                           None
                               ------------------------------------------------------------------------------------

                    Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.
                    CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:
                    - Sales of shares held at the time you die or become
                      disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are:
                      (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.
                    - Sales in connection with the following retirement plan
                      "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age
                      59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age
                      59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).
                    - Sales of shares held for you as a participant in an MSDW
                      Eligible Plan.
                    - Sales of shares in connection with the Systematic
                      Withdrawal Plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

                    - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, mandatory sale or transfer restrictions on termination.

                    All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

                    DISTRIBUTION FEE. Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B shares.

                    CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of a Portfolio with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Dean Witter Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

                    In the case of Class B shares held in an MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

                    Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

                    If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

                    EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a Fund that does

                    NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a Fund that does not charge a CDSC.

                    For example, if you held Class B shares of a Portfolio for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Portfolio for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that Fund up to the amount of any applicable CDSC.

                    In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Fund with a lower CDSC rate.

                     CLASS C SHARES  Class C shares of each Portfolio are sold
                    at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

                    DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

                     CLASS D SHARES  Class D shares of each Portfolio are
                    offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:

                    - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                    - Employee benefit plans maintained by Morgan Stanley Dean
                      Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

                    - Certain unit investment trusts sponsored by Dean Witter
                      Reynolds.

                    - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

                    - Investors who were shareholders of the Dean Witter
                      Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

                    MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the
                    $5 million ($25 million for certain MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of a Portfolio and other Morgan Stanley Dean Witter Multi-Class Funds and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

                     NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS  If you
                    receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

                     PLAN OF DISTRIBUTION (RULE 12B-1 FEES)  The Fund has
                    adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares of each Portfolio. The Plan allows each Portfolio to pay distribution fees for the sale and distribution of these shares. It also allows each Portfolio to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of each Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

        The financial highlights table is intended to help you understand each Portfolio's financial performance over the life of each Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).

        This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                                                                                     DOMESTIC PORTFOLIO
                                                                           ---------------------------------------
                                                                                                  FOR THE PERIOD
                                                                              FOR THE YEAR      NOVEMBER 25, 1997*
                                                                                 ENDED               THROUGH
                                                                           SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------------------------------

             CLASS A SHARES++
            ------------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            ------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                                $ 9.72               $10.00
            ------------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                              0.46                 0.21
                Net realized and unrealized gain (loss)                            1.93                (0.44)
                                                                                 ------               ------
             Total income (loss) from investment operations                        2.39                (0.23)
            ------------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Net investment income                                             (0.36)               (0.05)
                Net realized gain                                                 (0.21)                  --
                                                                                 ------               ------
             Total dividends and distributions                                    (0.57)               (0.05)
            ------------------------------------------------------------------------------------------------------
             Net asset value, end of period                                      $11.54               $ 9.72
            ------------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                        25.00%               (2.33)%(1)
            ------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS:(3)(4)(5)
            ------------------------------------------------------------------------------------------------------
             Expenses                                                              0.23%                0.22%(2)
            ------------------------------------------------------------------------------------------------------
             Net investment income (loss)                                          3.92%                2.21%(2)
            ------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                             $1,097               $1,359
            ------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                                295%                 227%(1)
            ------------------------------------------------------------------------------------------------------

   *  For the period November 25, 1997 (commencement of operations) through September
   30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) If the Fund had borne all of its expenses that were reimbursed or waived by the
       Investment Manager, the annualized expense and net investment income ratios would have been 0.67% and 3.48%, respectively, for the year ended September 30,
       1999 and 1.15% and 1.28%, respectively, for the period ended September 30, 1998, for Class A shares; 1.44% and 2.71%, respectively, for the year ended
       September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended
       September 30, 1998, for Class B shares; 0.98% and 3.17%, respectively, for the year ended September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended September 30, 1998, for Class C shares; and 0.44% and 3.71%, respectively, for the year ended September 30, 1999 and 0.90% and 1.53%, respectively, for the period ended September 30, 1998, for Class D shares.
   (4) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                                      DOMESTIC PORTFOLIO
                                                                           -----------------------------------------
                                                                                                   FOR THE PERIOD
                                                                              FOR THE YEAR       NOVEMBER 25, 1997*
                                                                                  ENDED                THROUGH
                                                                           SEPTEMBER 30, 1999    SEPTEMBER 30, 1998
            --------------------------------------------------------------------------------------------------------

             CLASS B SHARES++
            --------------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            --------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                                 $ 9.67                $10.00
            --------------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                               0.35                  0.14
                Net realized and unrealized gain (loss)                             1.94                 (0.42)
                                                                                  ------                ------
             Total income (loss) from investment operations                         2.29                 (0.28)
            --------------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Net investment income                                              (0.29)                (0.05)
                Net realized gain                                                  (0.21)                   --
                                                                                  ------                ------
             Total dividends and distributions                                     (0.50)                (0.05)
            --------------------------------------------------------------------------------------------------------
             Net asset value, end of period                                       $11.46                $ 9.67
            --------------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                         23.96%                (2.83)%(1)
            --------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS:(3)(4)(5)
            --------------------------------------------------------------------------------------------------------
             Expenses                                                               1.00%                 0.92%(2)
            --------------------------------------------------------------------------------------------------------
             Net investment income (loss)                                           3.15%                 1.51%(2)
            --------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            --------------------------------------------------------------------------------------------------------
             Net assets, end of period, in millions                              $26,007               $24,338
            --------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                                 295%                  227%(1)
            --------------------------------------------------------------------------------------------------------

   *  For the period November 25, 1997 (commencement of operations) through September
   30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) If the Fund had borne all of its expenses that were reimbursed or waived by the
       Investment Manager, the annualized expense and net investment income ratios would have been 0.67% and 3.48%, respectively, for the year ended September 30,
       1999 and 1.15% and 1.28%, respectively, for the period ended September 30, 1998, for Class A shares; 1.44% and 2.71%, respectively, for the year ended
       September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended
       September 30, 1998, for Class B shares; 0.98% and 3.17%, respectively, for the year ended September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended September 30, 1998, for Class C shares; and 0.44% and 3.71%, respectively, for the year ended September 30, 1999 and 0.90% and 1.53%, respectively, for the period ended September 30, 1998, for Class D shares.
   (4) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                                     DOMESTIC PORTFOLIO
                                                                           ---------------------------------------
                                                                                                  FOR THE PERIOD
                                                                              FOR THE YEAR      NOVEMBER 25, 1997*
                                                                                 ENDED               THROUGH
                                                                           SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------------------------------
             CLASS C SHARES++
            ------------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            ------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                                $ 9.67               $10.00
            ------------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                              0.40                 0.13
                Net realized and unrealized gain (loss)                            1.94                (0.41)
                                                                                 ------               ------
             Total income (loss) from investment operations                        2.34                (0.28)
            ------------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Net investment income                                             (0.28)               (0.05)
                Net realized gain                                                 (0.21)                  --
                                                                                 ------               ------
             Total dividends and distributions                                    (0.49)               (0.05)
            ------------------------------------------------------------------------------------------------------
             Net asset value, end of period                                      $11.52               $ 9.67
            ------------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                        24.55%               (2.83)%(1)
            ------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS:(3)(4)(5)
            ------------------------------------------------------------------------------------------------------
             Expenses                                                              0.54%                0.92%(2)
            ------------------------------------------------------------------------------------------------------
             Net investment income (loss)                                          3.61%                1.51%(2)
            ------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                             $1,364               $1,702
            ------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                                295%                 227%(1)
            ------------------------------------------------------------------------------------------------------

   *  For the period November 25, 1997 (commencement of operations) through September
   30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) If the Fund had borne all of its expenses that were reimbursed or waived by the
       Investment Manager, the annualized expense and net investment income ratios would have been 0.67% and 3.48%, respectively, for the year ended September 30,
       1999 and 1.15% and 1.28%, respectively, for the period ended September 30, 1998, for Class A shares; 1.44% and 2.71%, respectively, for the year ended
       September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended
       September 30, 1998, for Class B shares; 0.98% and 3.17%, respectively, for the year ended September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended September 30, 1998, for Class C shares; and 0.44% and 3.71%, respectively, for the year ended September 30, 1999 and 0.90% and 1.53%, respectively, for the period ended September 30, 1998, for Class D shares.
   (4) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                                     DOMESTIC PORTFOLIO
                                                                           ---------------------------------------
                                                                                                  FOR THE PERIOD
                                                                              FOR THE YEAR      NOVEMBER 25, 1997*
                                                                                 ENDED               THROUGH
                                                                           SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------------------------------
             CLASS D SHARES++
            ------------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            ------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                                $ 9.74               $10.00
            ------------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                              0.46                 0.22
                Net realized and unrealized gain (loss)                            1.96                (0.43)
                                                                                 ------               ------
             Total income (loss) from investment operations                        2.42                (0.21)
            ------------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Net investment income                                             (0.39)               (0.05)
                Net realized gain                                                 (0.21)                  --
                                                                                 ------               ------
             Total dividends and distributions                                    (0.60)               (0.05)
            ------------------------------------------------------------------------------------------------------
             Net asset value, end of period                                      $11.56               $ 9.74
            ------------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                        25.28%               (2.13)%(1)
            ------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS:(3)(4)(5)
            ------------------------------------------------------------------------------------------------------
             Expenses                                                                --                   --
            ------------------------------------------------------------------------------------------------------
             Net investment income (loss)                                          4.15%                2.43%(2)
            ------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                                $15                  $12
            ------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                                295%                 227%(1)
            ------------------------------------------------------------------------------------------------------

   *  For the period November 25, 1997 (commencement of operations) through September
   30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) If the Fund had borne all of its expenses that were reimbursed or waived by the
       Investment Manager, the annualized expense and net investment income ratios would have been 0.67% and 3.48%, respectively, for the year ended September 30,
       1999 and 1.15% and 1.28%, respectively, for the period ended September 30, 1998, for Class A shares; 1.44% and 2.71%, respectively, for the year ended
       September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended
       September 30, 1998, for Class B shares; 0.98% and 3.17%, respectively, for the year ended September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended September 30, 1998, for Class C shares; and 0.44% and 3.71%, respectively, for the year ended September 30, 1999 and 0.90% and 1.53%, respectively, for the period ended September 30, 1998, for Class D shares.
   (4) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (5) Reflects overall Fund ratios for investment income and non-class specific expenses.

FINANCIAL HIGHLIGHTS

        The financial highlights table is intended to help you understand each Portfolio's financial performance over the life of each Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).

        This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                                                                                    INTERNATIONAL PORTFOLIO
                                                                           -----------------------------------------
                                                                                                   FOR THE PERIOD
                                                                              FOR THE YEAR       NOVEMBER 25, 1997*
                                                                                  ENDED                THROUGH
                                                                           SEPTEMBER 30, 1999    SEPTEMBER 30, 1998
            --------------------------------------------------------------------------------------------------------

             CLASS A SHARES++
            --------------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            --------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                                 $ 9.08                $10.00
            --------------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                               0.10                  0.05
                Net realized and unrealized gain (loss)                             3.56                 (0.88)
                                                                                  ------                ------
             Total income (loss) from investment operations                         3.66                 (0.83)
            --------------------------------------------------------------------------------------------------------
             Less dividends from net investment income                                --                 (0.09)
            --------------------------------------------------------------------------------------------------------
             Net asset value, end of period                                       $12.74                $ 9.08
            --------------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                         40.31%                (8.36)%(1)
            --------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS:(3)(4)(5)
            --------------------------------------------------------------------------------------------------------
             Expenses                                                               0.24%                 0.25%(2)
            --------------------------------------------------------------------------------------------------------
             Net investment income (loss)                                           0.91%                 1.01%(2)
            --------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            --------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                              $1,074                  $596
            --------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                                 154%                  135%(1)
            --------------------------------------------------------------------------------------------------------

   *  For the period November 25, 1997 (commencement of operations) through September
   30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) If the Fund had borne all of its expenses that were reimbursed or waived by the
       Investment Manager, the annualized expense and net investment income (loss)
       ratios would have been 1.34% and (0.19)%, respectively, for the year ended
       September 30, 1999 and 6.16% and (4.90)%, respectively, for the period ended
       September 30, 1998, for Class A shares; 2.10% and (0.95)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class B shares; 1.87% and (0.72)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class C shares; and
       1.10% and 0.05%, respectively, for the year ended September 30, 1999 and 5.91%
       and (4.65)%, respectively, for the period ended September 30, 1998, for Class D shares.
   (4) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                                    INTERNATIONAL PORTFOLIO
                                                                           -----------------------------------------
                                                                                                   FOR THE PERIOD
                                                                              FOR THE YEAR       NOVEMBER 25, 1997*
                                                                                  ENDED                THROUGH
                                                                           SEPTEMBER 30, 1999    SEPTEMBER 30, 1998
            --------------------------------------------------------------------------------------------------------
             CLASS B SHARES++
            --------------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            --------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                                 $ 9.03                $10.00
            --------------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                               0.02                  0.03
                Net realized and unrealized gain (loss)                             3.51                 (0.91)
                                                                                  ------                ------
             Total income (loss) from investment operations                         3.53                 (0.88)
            --------------------------------------------------------------------------------------------------------
             Less dividends from net investment income                                --                 (0.09)
            --------------------------------------------------------------------------------------------------------
             Net asset value, end of period                                       $12.56                $ 9.03
            --------------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                         39.09%                (8.87)%(1)
            --------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS:(3)(4)(5)
            --------------------------------------------------------------------------------------------------------
             Expenses                                                               1.00%                 0.94%(2)
            --------------------------------------------------------------------------------------------------------
             Net investment income (loss)                                           0.15%                 0.32%(2)
            --------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            --------------------------------------------------------------------------------------------------------
             Net assets, end of period, in millions                               $6,615                $3,241
            --------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                                 154%                  135%(1)
            --------------------------------------------------------------------------------------------------------

   *  For the period November 25, 1997 (commencement of operations) through September
   30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) If the Fund had borne all of its expenses that were reimbursed or waived by the
       Investment Manager, the annualized expense and net investment income (loss)
       ratios would have been 1.34% and (0.19)%, respectively, for the year ended
       September 30, 1999 and 6.16% and (4.90)%, respectively, for the period ended
       September 30, 1998, for Class A shares; 2.10% and (0.95)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class B shares; 1.87% and (0.72)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class C shares; and
       1.10% and 0.05%, respectively, for the year ended September 30, 1999 and 5.91%
       and (4.65)%, respectively, for the period ended September 30, 1998, for Class D shares.
   (4) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                                   INTERNATIONAL PORTFOLIO
                                                                           ---------------------------------------
                                                                                                  FOR THE PERIOD
                                                                              FOR THE YEAR      NOVEMBER 25, 1997*
                                                                                 ENDED               THROUGH
                                                                           SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------------------------------
             CLASS C SHARES++
            ------------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            ------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                                $ 9.03               $10.00
            ------------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                              0.07                 0.04
                Net realized and unrealized gain (loss)                            3.51                (0.92)
                                                                                 ------               ------
             Total income (loss) from investment operations                        3.58                (0.88)
            ------------------------------------------------------------------------------------------------------
             Less dividends from net investment income                               --                (0.09)
            ------------------------------------------------------------------------------------------------------
             Net asset value, end of period                                      $12.61               $ 9.03
            ------------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                        39.65%               (8.87)%(1)
            ------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS:(3)(4)(5)
            ------------------------------------------------------------------------------------------------------
             Expenses                                                              0.77%                0.92%(2)
            ------------------------------------------------------------------------------------------------------
             Net investment income (loss)                                          0.38%                0.34%(2)
            ------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                               $442                 $105
            ------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                                154%                 135%(1)
            ------------------------------------------------------------------------------------------------------

   *  For the period November 25, 1997 (commencement of operations) through September
   30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) If the Fund had borne all of its expenses that were reimbursed or waived by the
       Investment Manager, the annualized expense and net investment income (loss)
       ratios would have been 1.34% and (0.19)%, respectively, for the year ended
       September 30, 1999 and 6.16% and (4.90)%, respectively, for the period ended
       September 30, 1998, for Class A shares; 2.10% and (0.95)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class B shares; 1.87% and (0.72)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class C shares; and
       1.10% and 0.05%, respectively, for the year ended September 30, 1999 and 5.91%
       and (4.65)%, respectively, for the period ended September 30, 1998, for Class D shares.
   (4) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                                   INTERNATIONAL PORTFOLIO
                                                                           ---------------------------------------
                                                                                                  FOR THE PERIOD
                                                                              FOR THE YEAR      NOVEMBER 25, 1997*
                                                                                 ENDED               THROUGH
                                                                           SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------------------------------
             CLASS D SHARES++
            ------------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            ------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                                $ 9.09               $10.00
            ------------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                              0.23                 0.14
                Net realized and unrealized gain (loss)                            3.46                (0.96)
                                                                                 ------               ------
             Total income (loss) from investment operations                        3.69                (0.82)
            ------------------------------------------------------------------------------------------------------
             Less dividends from net investment income                               --                (0.09)
            ------------------------------------------------------------------------------------------------------
             Net asset value, end of period                                      $12.78               $ 9.09
            ------------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                        40.59%               (8.26)%(1)
            ------------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS:(3)(4)(5)
            ------------------------------------------------------------------------------------------------------
             Expenses                                                                --                   --
            ------------------------------------------------------------------------------------------------------
             Net investment income (loss)                                          1.15%                1.26%(2)
            ------------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ------------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                               $564                  $11
            ------------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                                154%                 135%(1)
            ------------------------------------------------------------------------------------------------------

   *  For the period November 25, 1997 (commencement of operations) through September
   30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) If the Fund had borne all of its expenses that were reimbursed or waived by the
       Investment Manager, the annualized expense and net investment income (loss)
       ratios would have been 1.34% and (0.19)%, respectively, for the year ended
       September 30, 1999 and 6.16% and (4.90)%, respectively, for the period ended
       September 30, 1998, for Class A shares; 2.10% and (0.95)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class B shares; 1.87% and (0.72)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class C shares; and
       1.10% and 0.05%, respectively, for the year ended September 30, 1999 and 5.91%
       and (4.65)%, respectively, for the period ended September 30, 1998, for Class D shares.
   (4) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (5) Reflects overall Fund ratios for investment income and non-class specific expenses.

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
        The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
--------------------------------
GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust
Next Generation Trust
Small Cap Growth Fund
Special Value Fund
THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Precious Metals and Minerals Trust
GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund
Strategic Fund
--------------------------------------------------------------------------------
 GROWTH AND INCOME FUNDS
--------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio
THEME FUNDS
Global Utilities Fund
Real Estate Fund
Utilities Fund
GLOBAL FUNDS
Global Dividend Growth Securities
--------------------------------------------------------------------------------
 INCOME FUNDS
--------------------------------
GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust
DIVERSIFIED INCOME FUNDS
Diversified Income Trust
CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)
GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust
TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------
TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)
TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)
N.Y. Municipal Money Market Trust (MM)
Tax-Free Daily Income Trust (MM)
There may be Funds created after this PROSPECTUS was published. Please consult the inside back cover of a new Fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

MORGAN STANLEY DEAN WITTER
FUND OF FUNDS

                    Additional information about each Portfolio's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about each Portfolio and the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                           (800) 869-NEWS

                    You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                                   www.msdw.com/individual/funds

                    Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference
                    Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at
                    (202) 942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-8283)